SCHEDULE OF FAIR VALUES OF WARRANTS AND CONVERTIBLE LOAN ASSUMPTION USED (Details) - $ / shares		6 Months Ended	12 Months Ended
	Jul. 01, 2021	Jun. 30, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Expected term	2 years		1 year 6 months
Expected average (Monte Carlo) volatility	187.70%		187.70%
Expected dividend yield
Risk-free interest rate	0.30%		0.30%
Expected date to repay			Nov. 24, 2022
Warrant [Member]
Class of Warrant or Right [Line Items]
Expected average (Monte Carlo) volatility		167.00%
Expected dividend yield
Common Stock Market Value			$ 0.16
Warrant [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Expected term		3 months 14 days	9 months 10 days
Expected average (Monte Carlo) volatility			185.42%
Risk-free interest rate		1.84%	0.30%
Common Stock Market Value		$ 0.044
Warrant [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Expected term		3 years 10 months 9 days	3 years 10 months 24 days
Expected average (Monte Carlo) volatility			195.07%
Risk-free interest rate		3.00%	1.10%
Common Stock Market Value		$ 0.05
Old CLA [Member]
Class of Warrant or Right [Line Items]
Expected term		6 months 3 days	1 year 1 month 2 days
Expected average (Monte Carlo) volatility		167.00%	195.07%
Expected dividend yield
Risk-free interest rate		2.50%	0.70%
Expected date to repay			Jan. 29, 2023
New CLA [Member]
Class of Warrant or Right [Line Items]
Expected term		1 year 1 month 28 days	1 year 10 months 13 days
WACC		25.00%	25.00%
Warrants And SPA Agreements [Member]
Class of Warrant or Right [Line Items]
Expected term		1 year	10 months 13 days
WACC		28.00%	25.00%
Expected date to repay		Nov. 24, 2022
Rest Of The Investors [Member]
Class of Warrant or Right [Line Items]
WACC		28.00%	25.00%
Rest Of The Investors [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Expected term		1 year 4 months 2 days	1 year 4 months 24 days
Rest Of The Investors [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Expected term		1 year 4 months 28 days	1 year 10 months 13 days